SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1		1
Number of reportable segments | segment	1		1
Royalty revenues	$ 86	$ 202	$ 570	$ 501
Operating expenses
Research and development	817	6,124	19,237	30,946
General and administrative	3,085	3,275	11,082	13,192
Operating loss	(3,816)	(9,197)	(29,749)	(43,637)
Income tax expense	0	0	4	4
Loss from continuing operations	(3,585)	(8,603)	(26,736)	(39,807)
Net loss	(3,585)	(8,611)	(26,483)	(39,834)
Reportable Segment
Operating expenses
Research and development			2,994	3,413
Other segment items	473	1,026
General and administrative	3,085	3,275	11,082	13,192
Total operating expenses	3,902	9,399	30,319	44,138
Operating loss	(3,816)	(9,197)	(29,749)	(43,637)
Other income, net	231	594	3,017	3,834
Loss from continuing operations before income taxes	(3,585)	(8,603)	(26,732)	(39,803)
Income tax expense	0	0	4	4
Loss from continuing operations	(3,585)	(8,603)	(26,736)	(39,807)
Income (loss) from discontinued operations, net of income taxes	0	(8)	253	(27)
Net loss	(3,585)	(8,611)	(26,483)	(39,834)
Royalty revenues | Reportable Segment
Segment Reporting Information [Line Items]
Royalty revenues	86	202	570	501
Repibresib (VYN201) | Reportable Segment
Operating expenses
Research and development	150	2,577	8,487	16,271
VYN202 | Reportable Segment
Operating expenses
Research and development	$ 194	$ 2,521	$ 7,756	$ 11,262